Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 100.2%
Security	Shares	Value
Aerospace & Defense — 1.0%
Boeing Co. (The)(1)(2)	15,470	$ 2,965,290
Huntington Ingalls Industries, Inc.(2)	905	185,145
L3Harris Technologies, Inc.(2)	6,224	1,083,723
Northrop Grumman Corp.(2)	17,902	7,880,281
Textron, Inc.(2)	26,970	2,107,436
		$ 14,221,875
Air Freight & Logistics — 0.5%
FedEx Corp.(2)	25,598	$ 6,781,422
		$ 6,781,422
Automobile Components — 0.1%
Aptiv PLC(1)(2)	8,473	$ 835,353
		$ 835,353
Automobiles — 2.5%
Tesla, Inc.(1)(2)	148,469	$ 37,149,913
		$ 37,149,913
Banks — 1.8%
Bank of America Corp.(2)	130,000	$ 3,559,400
Fifth Third Bancorp(2)	88,466	2,240,844
Huntington Bancshares, Inc.(2)	179,679	1,868,661
JPMorgan Chase & Co.(2)	82,718	11,995,764
KeyCorp(2)	112,564	1,211,189
Regions Financial Corp.(2)	254,924	4,384,693
Truist Financial Corp.(2)	41,626	1,190,920
		$ 26,451,471
Beverages — 1.8%
Coca-Cola Co. (The)(2)	153,903	$ 8,615,490
Constellation Brands, Inc., Class A(2)	3,691	927,659
PepsiCo, Inc.(2)	101,770	17,243,909
		$ 26,787,058
Biotechnology — 2.6%
AbbVie, Inc.(2)	22,523	$ 3,357,279
Amgen, Inc.(2)	59,770	16,063,785
Biogen, Inc.(1)(2)	15,031	3,863,117
Gilead Sciences, Inc.(2)	202,361	15,164,933
		$ 38,449,114
Security	Shares	Value
Broadline Retail — 5.7%
Amazon.com, Inc.(1)(2)	578,729	$ 73,568,030
MercadoLibre, Inc.(1)(2)	3,884	4,924,446
PDD Holdings, Inc. ADR(1)(2)	46,543	4,564,472
		$ 83,056,948
Building Products — 0.6%
Allegion PLC(2)	10,516	$ 1,095,767
Johnson Controls International PLC(2)	51,461	2,738,240
Masterbrand, Inc. (1)(2)	6,049	73,495
Trane Technologies PLC(2)	23,525	4,773,458
		$ 8,680,960
Capital Markets — 1.7%
CME Group, Inc.(2)	12,294	$ 2,461,505
Goldman Sachs Group, Inc. (The)(2)	14,895	4,819,575
Moody's Corp.(2)	24,502	7,746,797
S&P Global, Inc.(2)	25,175	9,199,197
T. Rowe Price Group, Inc.(2)	8,379	878,706
		$ 25,105,780
Chemicals — 1.6%
Air Products and Chemicals, Inc.(2)	13,083	$ 3,707,722
Corteva, Inc.(2)	20,341	1,040,646
Dow, Inc.(2)	20,341	1,048,782
DuPont de Nemours, Inc.(2)	20,341	1,517,235
Linde PLC(2)	19,727	7,345,348
PPG Industries, Inc.(2)	59,416	7,712,197
Sherwin-Williams Co. (The)(2)	2,223	566,976
		$ 22,938,906
Commercial Services & Supplies — 0.7%
Copart, Inc.(1)(2)	163,944	$ 7,064,347
Republic Services, Inc.(2)	10,663	1,519,584
Waste Management, Inc.(2)	14,356	2,188,429
		$ 10,772,360
Communications Equipment — 1.4%
Cisco Systems, Inc.(2)	379,022	$ 20,376,223
		$ 20,376,223
Construction Materials — 0.0%(3)
Martin Marietta Materials, Inc.(2)	824	$ 338,236
		$ 338,236

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Consumer Finance — 0.8%
American Express Co.(2)	26,474	$ 3,949,656
Capital One Financial Corp.(2)	10,757	1,043,967
Discover Financial Services(2)	65,245	5,652,174
Synchrony Financial(2)	13,342	407,865
		$ 11,053,662
Consumer Staples Distribution & Retail — 1.2%
Kroger Co. (The)(2)	117,338	$ 5,250,876
Target Corp.(2)	19,537	2,160,206
Walmart, Inc.(2)	63,698	10,187,221
		$ 17,598,303
Containers & Packaging — 0.2%
Packaging Corp. of America(2)	14,417	$ 2,213,730
WestRock Co.(2)	21,317	763,149
		$ 2,976,879
Distributors — 0.1%
Genuine Parts Co.(2)	9,927	$ 1,433,260
		$ 1,433,260
Diversified Telecommunication Services — 0.2%
Verizon Communications, Inc.(2)	87,572	$ 2,838,209
		$ 2,838,209
Electric Utilities — 1.0%
Edison International(2)	98,847	$ 6,256,027
NextEra Energy, Inc.(2)	124,615	7,139,193
NRG Energy, Inc.(2)	25,141	968,431
		$ 14,363,651
Electrical Equipment — 0.4%
Eaton Corp. PLC(2)	6,652	$ 1,418,739
Generac Holdings, Inc.(1)(2)	19,090	2,080,046
Rockwell Automation, Inc.(2)	8,828	2,523,660
		$ 6,022,445
Energy Equipment & Services — 0.0%(3)
Halliburton Co.(2)	12,111	$ 490,495
Helmerich & Payne, Inc.(2)	4,130	174,121
		$ 664,616
Entertainment — 1.9%
Netflix, Inc.(1)(2)	58,959	$ 22,262,919
Security	Shares	Value
Entertainment (continued)
Walt Disney Co. (The)(1)(2)	68,726	$ 5,570,242
		$ 27,833,161
Financial Services — 2.6%
Berkshire Hathaway, Inc., Class B(1)(2)	23,084	$ 8,086,325
Fidelity National Information Services, Inc.(2)	61,172	3,380,976
FleetCor Technologies, Inc.(1)(2)	5,032	1,284,871
Mastercard, Inc., Class A(2)	27,000	10,689,570
Visa, Inc., Class A(2)	62,566	14,390,806
		$ 37,832,548
Food Products — 1.3%
General Mills, Inc.(2)	7,733	$ 494,835
Hershey Co. (The)(2)	6,026	1,205,682
Hormel Foods Corp.(2)	21,160	804,715
Lamb Weston Holdings, Inc.(2)	16,086	1,487,311
Mondelez International, Inc., Class A(2)	212,633	14,756,730
		$ 18,749,273
Ground Transportation — 0.7%
Norfolk Southern Corp.(2)	10,293	$ 2,027,001
Union Pacific Corp.(2)	37,756	7,688,254
		$ 9,715,255
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories(2)	19,651	$ 1,903,199
Baxter International, Inc.(2)	36,672	1,384,001
Edwards Lifesciences Corp.(1)(2)	66,378	4,598,668
Intuitive Surgical, Inc.(1)(2)	69,017	20,172,979
Stryker Corp.(2)	33,820	9,241,992
		$ 37,300,839
Health Care Providers & Services — 2.5%
Cigna Group (The)(2)	27,981	$ 8,004,525
CVS Health Corp.(2)	47,896	3,344,099
DaVita, Inc.(1)(2)	11,550	1,091,821
McKesson Corp.(2)	7,813	3,397,483
UnitedHealth Group, Inc.(2)	41,468	20,907,751
		$ 36,745,679
Hotels, Restaurants & Leisure — 2.4%
Caesars Entertainment, Inc.(1)(2)	25,480	$ 1,180,998
Chipotle Mexican Grill, Inc.(1)(2)	3,188	5,839,874
Darden Restaurants, Inc.(2)	21,181	3,033,543
Marriott International, Inc., Class A(2)	67,519	13,271,534

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald's Corp.(2)	38,486	$ 10,138,752
Yum! Brands, Inc.(2)	14,466	1,807,382
		$ 35,272,083
Household Durables — 0.2%
D.R. Horton, Inc.(2)	5,136	$ 551,966
PulteGroup, Inc.(2)	21,021	1,556,605
Whirlpool Corp.(2)	8,566	1,145,274
		$ 3,253,845
Household Products — 0.5%
Clorox Co. (The)(2)	27,426	$ 3,594,451
Procter & Gamble Co. (The)(2)	26,245	3,828,096
		$ 7,422,547
Industrial REITs — 0.2%
ProLogis, Inc.(2)	21,785	$ 2,444,495
		$ 2,444,495
Insurance — 1.3%
American International Group, Inc.(2)	30,480	$ 1,847,088
Chubb, Ltd.(2)	35,393	7,368,115
Lincoln National Corp.(2)	11,270	278,256
Marsh & McLennan Cos., Inc.(2)	18,528	3,525,878
Travelers Cos., Inc. (The)(2)	39,257	6,411,061
Unum Group(2)	5,352	263,265
		$ 19,693,663
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A(1)(2)	347,558	$ 45,481,440
Alphabet, Inc., Class C(1)(2)	311,843	41,116,500
Meta Platforms, Inc., Class A(1)(2)	168,920	50,711,473
		$ 137,309,413
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.(2)	11,884	$ 1,328,869
Danaher Corp.(2)	9,298	2,306,834
Revvity, Inc.(2)	23,065	2,553,296
Thermo Fisher Scientific, Inc.(2)	4,361	2,207,407
		$ 8,396,406
Machinery — 1.1%
Caterpillar, Inc.(2)	8,507	$ 2,322,411
Dover Corp.(2)	25,606	3,572,293
Flowserve Corp.(2)	4,274	169,977
Security	Shares	Value
Machinery (continued)
Ingersoll Rand, Inc.(2)	20,758	$ 1,322,699
Parker-Hannifin Corp.(2)	12,967	5,050,906
Stanley Black & Decker, Inc.(2)	43,010	3,594,776
		$ 16,033,062
Media — 1.1%
Comcast Corp., Class A(2)	363,307	$ 16,109,032
Interpublic Group of Cos., Inc. (The)(2)	8,737	250,402
Omnicom Group, Inc.(2)	2,899	215,918
		$ 16,575,352
Metals & Mining — 0.3%
Freeport-McMoRan, Inc.(2)	94,914	$ 3,539,343
Newmont Corp.(2)	27,133	1,002,564
		$ 4,541,907
Multi-Utilities — 0.7%
CMS Energy Corp.(2)	185,235	$ 9,837,831
Sempra(2)	6,162	419,201
		$ 10,257,032
Oil, Gas & Consumable Fuels — 2.7%
Chevron Corp.(2)	68,096	$ 11,482,348
Devon Energy Corp.(2)	38,728	1,847,326
Diamondback Energy, Inc.(2)	88,555	13,715,398
Exxon Mobil Corp.(2)	37,037	4,354,810
Marathon Oil Corp.(2)	20,484	547,947
ONEOK, Inc.(2)	27,001	1,712,673
Phillips 66(2)	42,445	5,099,767
Williams Cos., Inc. (The)(2)	48,643	1,638,783
		$ 40,399,052
Passenger Airlines — 0.1%
Alaska Air Group, Inc.(1)(2)	3,244	$ 120,287
Southwest Airlines Co.(2)	50,084	1,355,774
United Airlines Holdings, Inc.(1)(2)	5,240	221,652
		$ 1,697,713
Personal Care Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A(2)	29,712	$ 4,294,870
		$ 4,294,870
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.(2)	116,387	$ 6,755,101
Eli Lilly & Co.(2)	12,756	6,851,630

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson(2)	41,122	$ 6,404,752
Merck & Co., Inc.(2)	117,905	12,138,320
Pfizer, Inc.(2)	220,239	7,305,328
		$ 39,455,131
Professional Services — 1.2%
Ceridian HCM Holding, Inc.(1)(2)	119,930	$ 8,137,251
Equifax, Inc.(2)	14,785	2,708,316
Paycom Software, Inc.(2)	23,134	5,997,952
Robert Half, Inc.(2)	12,784	936,812
		$ 17,780,331
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(1)(2)	16,438	$ 1,214,111
		$ 1,214,111
Residential REITs — 0.4%
Apartment Income REIT Corp.(2)	34,427	$ 1,056,909
Apartment Investment and Management Co., Class A(1)(2)	27,957	190,107
Mid-America Apartment Communities, Inc.(2)	35,583	4,577,753
		$ 5,824,769
Semiconductors & Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.(1)(2)	209,824	$ 21,574,104
Analog Devices, Inc.(2)	94,000	16,458,460
ASML Holding NV - NY Shares(2)(4)	12,644	7,443,017
Intel Corp.(2)	363,631	12,927,082
Lam Research Corp.(2)	23,778	14,903,337
Microchip Technology, Inc.(2)	127,489	9,950,517
NVIDIA Corp.(2)	76,449	33,254,551
NXP Semiconductors NV(2)	47,520	9,500,198
ON Semiconductor Corp.(1)(2)	112,220	10,430,849
QUALCOMM, Inc.(2)	135,407	15,038,301
Texas Instruments, Inc.(2)	138,208	21,976,454
		$ 173,456,870
Software — 13.1%
Adobe, Inc.(1)(2)	35,801	$ 18,254,930
Fortinet, Inc.(1)(2)	143,167	8,401,039
Microsoft Corp.(2)	410,433	129,594,220
Oracle Corp.(2)	117,474	12,442,846
Salesforce, Inc.(1)(2)	42,773	8,673,509
ServiceNow, Inc.(1)(2)	13,840	7,736,006
Security	Shares	Value
Software (continued)
Splunk, Inc.(1)(2)	12,000	$ 1,755,000
Synopsys, Inc.(1)(2)	12,576	5,772,007
		$ 192,629,557
Specialized REITs — 0.3%
American Tower Corp.(2)	17,730	$ 2,915,698
Iron Mountain, Inc.(2)	38,019	2,260,230
		$ 5,175,928
Specialty Retail — 1.4%
Advance Auto Parts, Inc.(2)	18,636	$ 1,042,311
Best Buy Co., Inc.(2)	29,375	2,040,681
Home Depot, Inc. (The)(2)	47,173	14,253,794
Ross Stores, Inc.(2)	26,000	2,936,700
Tractor Supply Co.(2)	1,174	238,381
		$ 20,511,867
Technology Hardware, Storage & Peripherals — 9.6%
Apple, Inc.(2)	824,888	$ 141,229,074
		$ 141,229,074
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B(2)	87,443	$ 8,361,300
		$ 8,361,300
Tobacco — 0.2%
Altria Group, Inc.(2)	38,103	$ 1,602,231
Philip Morris International, Inc.(2)	16,505	1,528,033
		$ 3,130,264
Trading Companies & Distributors — 0.6%
Fastenal Co.(2)	158,488	$ 8,659,784
		$ 8,659,784
Total Common Stocks (identified cost $396,861,663)		$1,472,093,825

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(5)	2,068,321	$ 2,068,321
Total Short-Term Investments (identified cost $2,068,321)		$ 2,068,321
Total Investments — 100.4% (identified cost $398,929,984)		$1,474,162,146
Total Written Call Options — (0.3)% (premiums received $14,237,038)		$ (4,394,195)
Other Assets, Less Liabilities — (0.1)%		$ (1,003,666)
Net Assets — 100.0%		$1,468,764,285
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged as collateral for written options.
(3)	Amount is less than 0.05%.
(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At September 30, 2023, the aggregate value of these securities is $7,443,017 or 0.5% of the Fund's net assets.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2023.

Written Call Options (Exchange-Traded) — (0.3)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
NASDAQ 100 Index	32	$47,088,768	$15,800	10/2/23	$ (80)
NASDAQ 100 Index	32	47,088,768	15,700	10/4/23	(960)
NASDAQ 100 Index	31	45,617,244	15,650	10/6/23	(3,255)
NASDAQ 100 Index	31	45,617,244	15,600	10/9/23	(6,743)
NASDAQ 100 Index	32	47,088,768	15,600	10/11/23	(15,200)
NASDAQ 100 Index	32	47,088,768	15,600	10/13/23	(27,840)
NASDAQ 100 Index	32	47,088,768	15,500	10/16/23	(56,320)
NASDAQ 100 Index	32	47,088,768	15,500	10/18/23	(76,960)
NASDAQ 100 Index	32	47,088,768	15,050	10/20/23	(433,280)
NASDAQ 100 Index	32	47,088,768	15,000	10/23/23	(539,520)
NASDAQ 100 Index	32	47,088,768	14,900	10/25/23	(746,560)
NASDAQ 100 Index	32	47,088,768	15,150	10/27/23	(512,480)
S&P 500 Index	163	69,895,215	4,560	10/2/23	(408)
S&P 500 Index	163	69,895,215	4,530	10/4/23	(815)
S&P 500 Index	164	70,324,020	4,525	10/6/23	(1,230)
S&P 500 Index	163	69,895,215	4,530	10/9/23	(1,630)
S&P 500 Index	163	69,895,215	4,525	10/11/23	(4,075)
S&P 500 Index	163	69,895,215	4,535	10/13/23	(6,520)
S&P 500 Index	163	69,895,215	4,510	10/16/23	(18,337)
S&P 500 Index	163	69,895,215	4,510	10/18/23	(28,932)
S&P 500 Index	162	69,466,410	4,400	10/20/23	(330,480)
S&P 500 Index	164	70,324,020	4,390	10/23/23	(374,740)
S&P 500 Index	163	69,895,215	4,360	10/25/23	(660,150)
S&P 500 Index	163	69,895,215	4,390	10/27/23	(547,680)
Total					$(4,394,195)

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts
At September 30, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
Affiliated Investments
At September 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $2,068,321, which represents 0.2% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended September 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$5,154,137	$179,624,403	$(182,710,219)	$ —	$ —	$2,068,321	$239,117	2,068,321
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,472,093,825*	$ —	$ —	$1,472,093,825
Short-Term Investments	2,068,321	—	—	2,068,321
Total Investments	$1,474,162,146	$ —	$ —	$1,474,162,146
Liability Description
Written Call Options	$ (4,394,195)	$ —	$ —	$ (4,394,195)
Total	$ (4,394,195)	$ —	$ —	$ (4,394,195)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
September 30, 2023
Portfolio of Investments (Unaudited) — continued

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.